INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
State Taxes	0.90%	0.00%
Meals	0.00%	0.00%
Warrants Int. Exp.	(8.80%)	0.00%
PY True-up	(3.80%)	0.00%
Increase in Income Taxes Resulting from:
Change in valuation allowance	(9.30%)	(21.00%)
Effective tax rate	0.00%	0.00%